Condensed Consolidated Interim Statement of Cash Flows - PEN (S/) S/ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Profit (loss) for the period	S/ 121,985	S/ (412)
Adjustments for:
Depreciation	57,014	59,840
Depreciation of right-of-use assets	13,855	13,608
Amortization	37,818	38,947
(Reversal) Impairment of inventories	120	(2,194)
Equity-settled share-based payment transactions	5,452	567
Gain on disposal of property, furniture, and equipment	301	813
Gain on disposal of right-of-use assets net of leases liabilities	0	60
Loss on disposal of intangibles	0	1,168
(Reversal) Impairment of trade receivables	23,344	2,835
Share of profit of equity-accounted investees	(5,174)	(4,516)
Provisions	1,050	440
Finance income	(116,603)	(15,319)
Finance costs	243,502	365,375
Tax expense	71,824	19,467
Net changes in assets and liabilities:
Trade accounts receivable and other assets	(83,491)	(211,635)
Inventories	6,655	6,505
Trade accounts payable and other accounts payable	(24,493)	91,516
Provisions and employee benefits	(3,401)	(2,146)
Insurance contract liabilities	1,184	5,834
Cash generated from operating activities	350,942	370,753
Income tax paid	(108,656)	(111,496)
Interest received	8,937	12,137
Net cash from operating activities	251,223	271,394
Cash flows from investing activities
Payment for accounts payable to former shareholder	(20,539)	0
Purchase of properties, furniture, and equipment	(47,957)	(34,880)
Proceeds from sale of property, furniture, and equipment	72	127
Purchase of intangibles	(34,337)	(22,010)
Dividends from equity-accounted investees	2,147	622
Purchase of other investments, net of sales	(8,095)	(12,819)
Payment for contingent consideration	0	(46,991)
Net cash used in investing activities	(108,709)	(115,951)
Cash flows from financing activities
Proceeds from issuance of common stock in initial public offering, net of issuance costs	0	1,267,794
Payments of initial public offering costs	0	(15,842)
Proceeds from loans and borrowings	821,530	474,540
Payment for loans and borrowings	(784,875)	(437,446)
Payment for lease liabilities	(22,411)	(22,607)
Penalty paid for debt prepayment	(81)	0
Payment for derivatives premiums	(14,898)	(35,328)
Payment for costs of extinguishment of debt	0	(16,607)
Interest paid	(204,576)	(229,067)
Proceeds from settlement of derivatives - interest rate swaps	(3,482)	0
Acquisition of non-controlling interest	0	(1,217,629)
Net cash used in financing activities	(208,793)	(232,192)
Net (decrease) increase in cash and cash equivalents	(66,279)	(76,749)
Cash and cash equivalents at January 1	235,745	241,133
Effect of movements in exchange rates on cash held	5,195	(6,655)
Cash and cash equivalents at June 30	174,661	157,729
Transactions not representing cash flows
Assets acquired through finance lease and other financing	774	4,653
Assets acquired from suppliers in installments	S/ (11,230)	S/ 137